UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03175

Jennison Sector Funds, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 11/30/2008

Date of reporting period: 5/31/2008

Item 1 – Reports to Stockholders

MAY 31, 2008	SEMIANNUAL REPORT

Jennison Financial Services Fund

FUND TYPE

Sector stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

July 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

Jennison Sector Funds, Inc./Jennison Financial Services Fund

Jennison Sector Funds, Inc./Jennison Financial Services Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Financial Services Fund, a series of Jennison Sector Funds, Inc., is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.60%; Class B, 2.30%; Class C, 2.30%; Class Z, 1.30%. Net operating expenses: Class A, 1.57%; Class B, 2.30%; Class C, 2.30%; Class Z, 1.30%, after contractual reduction for Class A through 3/31/2008.

Cumulative Total Returns as of 5/31/08
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–11.81%	–18.88%	44.92%	73.41%
Class B	–12.14	–19.54	39.49	62.13
Class C	–12.14	–19.54	39.49	62.13
Class Z	–11.71	–18.74	46.60	77.07
S&P 500 Financials Index[2]	–18.60	–32.32	15.19	16.43
S&P Composite 1500 Index[3]	–17.26	–31.13	18.66	27.05
Lipper Financial Services Funds Avg.[4]	–12.66	–21.13	52.30	72.63

Average Annual Total Returns[5] as of 6/30/08
		One Year	Five Years	Since Inception[1]
Class A		–28.67%	4.30%	4.49%
Class B		–28.26	4.55	4.35
Class C		–25.79	4.68	4.35
Class Z		–24.39	5.72	5.40
S&P 500 Financials Index[2]		–42.36	–1.27	–0.56
S&P Composite 1500 Index[3]		–40.92	–0.55	1.71
Lipper Financial Services Funds Avg.[4]		–28.96	5.38	4.85

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent

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deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date: 6/30/99.

2The S&P 500 Financials Index is a market capitalization-weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment and real estate, including REITs.

3The Standard & Poor’s Composite (S&P Composite) 1500 Index is an unmanaged index of the 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index which gives a broad look at how U.S. stock prices have performed.

4The Lipper Financial Services Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Financial Services Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of companies engaged in providing financial services, including, but not limited to, banks, finance companies, insurance companies, and securities/brokerage firms.

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

An investor cannot invest directly in an index. The returns for the S&P 500 Financials Index and the S&P Composite 1500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/08
Deutsche Boerse AG (Germany), Diversified Financial Services	6.8%
Charles Schwab Corp. (The), Capital Markets	5.4
Bank of the Ozarks, Inc., Commercial Banks	4.9
Visa, Inc. (Class A), IT Services	4.6
Affiliated Managers Group, Inc., Capital Markets	4.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/08
Capital Markets	40.1%
Diversified Financial Services	18.7
Insurance	8.8
Commercial Banks	5.1
IT Services	4.6

Industry weightings reflect only long-term investments and are subject to change.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2007, at the beginning of the period, and held through the six-month period ended May 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

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the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Financial Services Fund		Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$881.90	1.57%	$7.39
	Hypothetical	$1,000.00	$1,017.15	1.57%	$7.92

Class B	Actual	$1,000.00	$878.60	2.30%	$10.80
	Hypothetical	$1,000.00	$1,013.50	2.30%	$11.58

Class C	Actual	$1,000.00	$878.60	2.30%	$10.80
	Hypothetical	$1,000.00	$1,013.50	2.30%	$11.58

Class Z	Actual	$1,000.00	$882.90	1.30%	$6.12
	Hypothetical	$1,000.00	$1,018.50	1.30%	$6.56

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended May 31, 2008, and divided by the 366 days in the Fund’s fiscal year ending November 30, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	5

Portfolio of Investments

as of May 31, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 87.3%
COMMON STOCKS

Capital Markets 40.1%
34,000	Affiliated Managers Group, Inc.(a)(b)	$3,485,000
226,800	Azimut Holding SpA (Italy)	2,316,410
76,400	Bank of New York Mellon Corp. (The)	3,402,092
205,000	Charles Schwab Corp. (The)(b)(h)	4,546,899
53,700	Credit Suisse Group AG, ADR (Switzerland)	2,732,793
81,400	Eaton Vance Corp.(b)	3,463,570
4,800	Goldman Sachs Group, Inc. (The)(b)	846,768
101,100	Invesco Ltd.	2,813,613
93,400	Janus Capital Group, Inc.(b)	2,708,600
27,500	Julius Baer Holding AG (Switzerland)	2,250,660
160,300	KKR Private Equity Investors LP	2,083,900
65,800	KKR Private Equity Investors LP, 144A, RDU, Private Placement(f)(g) (original cost $1,642,755; purchased 5/3/06 - 5/5/06)	855,400
109,000	TD Ameritrade Holding Corp.(a)(b)	1,973,990

		33,479,695

Commercial Banks 5.1%
166,400	Bank of the Ozarks, Inc.(b)	4,055,168
18,200	Boston Private Financial Holdings, Inc.	153,426
500	SunTrust Banks, Inc.	26,105

		4,234,699

Diversified Consumer Services 3.8%
137,300	H&R Block, Inc.	3,204,582

Diversified Financial Services 18.7%
196,300	Bolsa de Mercadorias e Futuros, (Brazil)	2,249,635
49,800	Bolsa de Mercadorias e Futuros, 144A (Brazil)(f)	570,718
154,200	Citigroup, Inc.	3,375,438
39,500	Deutsche Boerse AG (Germany)	5,681,221
51,000	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	875,716
61,500	Interactive Brokers Group, Inc. (Class A)(a)(b)	2,003,055
20,500	McGraw-Hill Cos., Inc. (The)	850,545

		15,606,328

Insurance 8.8%
400	Berkshire Hathaway, Inc. (Class B)(a)	1,799,200
55,300	Genworth Financial, Inc. (Class A)(b)	1,222,130
32,000	StanCorp Financial Group, Inc.	1,759,680

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	7

Portfolio of Investments

as of May 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
5,400	White Mountains Insurance Group Ltd.	$2,575,800

		7,356,810

IT Services 4.6%
44,600	Visa, Inc. (Class A)(a)	3,851,656

Real Estate Investment Trusts 3.9%
151,200	Annaly Capital Management, Inc.(b)	2,692,872
75,000	MFA Mortgage Investments, Inc.	545,250

		3,238,122

Thrifts & Mortgage Finance 2.3%
114,200	People’s United Financial, Inc.	1,887,726

	Total long-term investments (cost $65,287,032)	72,859,618

SHORT-TERM INVESTMENT 32.3%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
26,953,624	(cost $26,953,624; includes $14,887,733 of cash collateral received for securities on loan) (Note 3)(c)(d)	26,953,624

	Total Investments, Before Security Sold Short(e) 119.6% (cost $92,240,656; Note 5)	99,813,242

SECURITY SOLD SHORT (2.5%)

Real Estate Investment Trust
	Redwood Trust, Inc.
62,200	(proceeds $2,053,385)	(2,099,250)

	Total Investments, Net of Security Sold Short(e) 117.1% (cost $90,187,271)	97,713,992
	Other liabilities in excess of other assets (17.1%)	(14,225,032)

	Net Assets 100.0%	$83,488,960

The following abbreviations are used in Portfolio descriptions:

ADR—American Depositary Receipt

RDU—Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $14,394,199; cash collateral of $14,887,733 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

See Notes to Financial Statements.

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(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	As of May 31, 2008, one security representing $855,400 and 1.0% of net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified Institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(g)	Indicates a security illiquid and restricted as to resale. The aggregate original cost is $1,642,755. The aggregate market value of $855,400 is approximately 1.0% of net assets.
(h)	A portion of a security is pledged as collateral in connection with the short position carried by the Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices—Long	$98,957,842	—
Level 1—Quoted Prices—Short	(2,099,250)	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	855,400	—

Total	$97,713,992	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 11/30/07	$1,177,820
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(322,420)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 5/31/08	$855,400

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	9

Portfolio of Investments

as of May 31, 2008 (Unaudited) continued

The industry classification of Portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2008 was as follows:

Capital Markets	40.1%
Affiliated Money Market Mutual Fund (including 17.8% of collateral received for securities on loan)	32.3
Diversified Financial Services	18.7
Insurance	8.8
Commercial Banks	5.1
IT Services	4.6
Real Estate Investment Trusts	3.9
Diversified Consumer Services	3.8
Thrifts & Mortgage Finance	2.3

119.6
Security Sold Short	(2.5)
Other liabilities in excess of other assets	(17.1)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

MAY 31, 2008	SEMIANNUAL REPORT

Jennison Sector Funds, Inc./Jennison Financial Services Fund

Statement of Assets and Liabilities

as of May 31, 2008 (Unaudited)

Assets
Investments at value, including securities on loan of $14,394,199:
Unaffiliated investments (cost $65,287,032)	$72,859,618
Affiliated investments (cost $26,953,624)	26,953,624
Cash	20,100
Deposit with broker on security sold short	2,146,522
Receivable for Fund shares sold	186,477
Dividends and interest receivable	77,021
Foreign tax reclaim receivable	67,782
Prepaid expenses	404

Total assets	102,311,548

Liabilities
Payable to broker for collateral for securities on loan	14,887,733
Security sold short, at value (proceeds $2,053,385)	2,099,250
Payable for investments purchased	1,371,251
Payable for Fund shares reacquired	256,795
Accrued expenses	93,294
Management fee payable	53,381
Distribution fee payable	35,564
Affiliated transfer agent fee payable	23,641
Deferred directors’ fees	1,679

Total liabilities	18,822,588

Net Assets	$83,488,960

Net assets were comprised of:
Common stock, at par	$92,675
Paid-in capital in excess of par	88,409,560

88,502,235
Undistributed net investment income	139,856
Accumulated net realized loss on investment and foreign currency transactions	(12,679,656)
Net unrealized appreciation on investments and foreign currencies	7,526,525

Net assets, May 31, 2008	$83,488,960

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($50,618,750 ÷ 5,521,458 shares of common stock issued and outstanding)	$9.17
Maximum sales charge (5.50% of offering price)	.53

Maximum offering price to public	$9.70

Class B
Net asset value, offering price and redemption price per share ($12,335,642 ÷ 1,425,568 shares of common stock issued and outstanding)	$8.65

Class C
Net asset value, offering price and redemption price per share ($14,175,029 ÷ 1,638,403 shares of common stock issued and outstanding)	$8.65

Class Z
Net asset value, offering price and redemption price per share ($6,359,539 ÷ 682,068 shares of common stock issued and outstanding)	$9.32

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	13

Statement of Operations

Six Months Ended May 31, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $37,031)	$752,028
Affiliated dividend income	183,334
Affiliated income from securities loaned, net	88,247
Unaffiliated interest income	1,396

Total income	1,025,005

Expenses
Management fee	308,275
Distribution fee—Class A	64,069
Distribution fee—Class B	70,858
Distribution fee—Class C	73,328
Transfer agent’s fees and expenses (including affiliated expense of $54,100) (Note 3)	137,000
Custodian’s fees and expenses	27,000
Registration fees	15,000
Reports to shareholders	15,000
Audit fee	11,000
Legal fees and expenses	9,000
Directors’ fees	6,000
Interest expense	2,000
Insurance	1,000
Miscellaneous	4,236

Total expenses	743,766

Net investment income	281,239

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(8,399,263)
Foreign currency transactions	(42,646)

(8,441,909)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,817,801)
Short sales	(45,865)
Foreign currencies	(1,841)

(2,865,507)

Net loss on investment and foreign currency transactions	(11,307,416)

Net Decrease In Net Assets Resulting From Operations	$(11,026,177)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2008	Year Ended November 30, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$281,239	$688,312
Net realized gain (loss) on investment and foreign currency transactions	(8,441,909)	12,597,902
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,865,507)	(11,674,590)

Net increase (decrease) in net assets resulting from operations	(11,026,177)	1,611,624

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(590,613)	—
Class B	(55,742)	—
Class C	(50,397)	—
Class Z	(57,862)	—

	(754,614)	—

Distributions from net realized gains (Note 1)
Class A	(8,587,455)	(975,250)
Class B	(3,380,772)	(444,755)
Class C	(3,059,681)	(370,814)
Class Z	(682,863)	(73,173)

	(15,710,771)	(1,863,992)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	16,077,579	16,802,075
Net asset value of shares issued in reinvestment of dividends and distributions	15,537,793	1,767,979
Cost of shares reacquired	(16,006,998)	(34,350,035)

Net increase (decrease) in net assets from Fund share transactions	15,608,374	(15,779,981)

Total decrease	(11,883,188)	(16,032,349)

Net Assets
Beginning of period	95,372,148	111,404,497

End of period(a)	$83,488,960	$95,372,148

(a) Includes undistributed net investment income of:	$139,856	$613,231

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	15

Notes to Financial Statements

Jennison Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company currently consists of three portfolios: Jennison Health Sciences Fund, Jennison Utility Fund and Jennison Financial Services Fund. These financial statements relate to Jennison Financial Services Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

The Fund is non-diversified and its investment objective is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity-related securities of companies in the financial services sector. The value of certain securities held by the Fund may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been

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affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Restricted and Illiquid Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under Securities Law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short

Jennison Sector Funds, Inc./Jennison Financial Services Fund	17

Notes to Financial Statements

continued

sales. The Fund maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividend or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes

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recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level. Net investment income or loss (other than distribution fees which are charged directly to the respective class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	19

Notes to Financial Statements

continued

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $1 billion and .70 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended May 31, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares through March 31, 2008.

PIMS has advised the Fund that it received approximately $129,300 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31,

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2008. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2008, it received approximately $300, $8,500 and $500 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .06 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2008.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of First Clearing, LLC (First Clearing), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2008, the Fund incurred approximately $50,600 in total networking fees, of which approximately $24,000 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2008, PIM has been compensated approximately $38,700 for these services.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	21

Notes to Financial Statements

continued

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2008, were $68,467,961 and $72,062,848, respectively.

Note 5. Tax Information

As of fiscal year ended November 30, 2007, the Fund elected to treat post-October currency and capital losses of approximately $23,000 and $3,531,000, respectively, as having been incurred in the next fiscal year.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$92,306,463	$10,720,073	$(3,213,294)	$7,506,779	$(196)	$7,506,583

The difference between book basis and tax basis was attributable to deferred losses on wash sales. The other cost basis adjustments are primarily attributable to mark to market of receivables and payables.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 400 million shares of $.01 par value per share common stock authorized, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 100 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2008:
Shares sold	984,365	$8,930,006
Shares issued in reinvestment of distributions	835,997	8,625,864
Shares reacquired	(994,637)	(9,328,610)

Net increase (decrease) in shares outstanding before conversion	825,725	8,227,260
Shares issued upon conversion from Class B	458,732	4,147,609

Net increase (decrease) in shares outstanding	1,284,457	$12,374,869

Year ended November 30, 2007:
Shares sold	863,813	$11,373,247
Shares issued in reinvestment of distributions	68,400	922,042
Shares reacquired	(1,450,496)	(18,860,080)

Net increase (decrease) in shares outstanding before conversion	(518,283)	(6,564,791)
Shares issued upon conversion from Class B	671,904	8,663,808

Net increase (decrease) in shares outstanding	153,621	$2,099,017

Jennison Sector Funds, Inc./Jennison Financial Services Fund	23

Notes to Financial Statements

continued

Class B	Shares	Amount
Six months ended May 31, 2008:
Shares sold	162,086	$1,388,833
Shares issued in reinvestment of distributions	334,881	3,272,528
Shares reacquired	(260,616)	(2,292,809)

Net increase (decrease) in shares outstanding before conversion	236,351	2,368,552
Shares reacquired upon conversion into Class A	(484,978)	(4,147,609)

Net increase (decrease) in shares outstanding	(248,627)	$(1,779,057)

Year ended November 30, 2007:
Shares sold	191,989	$2,394,361
Shares issued in reinvestment of distributions	32,997	423,023
Shares reacquired	(640,211)	(7,951,633)

Net increase (decrease) in shares outstanding before conversion	(415,225)	(5,134,249)
Shares reacquired upon conversion into Class A	(705,065)	(8,663,808)

Net increase (decrease) in shares outstanding	(1,120,290)	$(13,798,057)

Class C
Six months ended May 31, 2008:
Shares sold	228,549	$2,030,723
Shares issued in reinvestment of distributions	297,647	2,907,979
Shares reacquired	(378,708)	(3,313,769)

Net increase (decrease) in shares outstanding	147,488	$1,624,933

Year ended November 30, 2007:
Shares sold	106,038	$1,329,696
Shares issued in reinvestment of distributions	27,427	351,613
Shares reacquired	(499,164)	(6,224,306)

Net increase (decrease) in shares outstanding	(365,699)	$(4,542,997)

Class Z
Six months ended May 31, 2008:
Shares sold	392,925	$3,728,017
Shares issued in reinvestment of distributions	69,838	731,422
Shares reacquired	(115,432)	(1,071,810)

Net increase (decrease) in shares outstanding	347,331	$3,387,629

Year ended November 30, 2007:
Shares sold	127,334	$1,704,771
Shares issued in reinvestment of distributions	5,216	71,301
Shares reacquired	(99,657)	(1,314,016)

Net increase (decrease) in shares outstanding	32,893	$462,056

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Note 7. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	25

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.59

Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.29)

Total from investment operations	(1.25)

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains	(2.03)

Total dividends and distributions	(2.17)

Net asset value, end of period	$9.17

Total Return(b):	(11.81)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$50,619
Average net assets (000)	$47,963
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.57	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.30	%(e)
Net investment income	.94	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	91	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares through March 31, 2008.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended November 30,
2007(a)	2006(a)	2005	2004	2003

$12.61	$13.11	$13.47	$11.88	$10.58

.13	.07	.04	.11	.08
.07	2.25	.98	1.62	1.60

.20	2.32	1.02	1.73	1.68

—	—	(.11)	(.08)	—
(.22)	(2.82)	(1.27)	(.06)	(.38)

(.22)	(2.82)	(1.38)	(.14)	(.38)

$12.59	$12.61	$13.11	$13.47	$11.88

1.47%	18.92%	8.31%	14.73%	16.61%

$53,329	$51,492	$28,162	$28,110	$27,092
$57,081	$34,156	$28,833	$27,955	$25,604

1.41%	1.52%	1.56%	1.49%	1.57%
1.16%	1.27%	1.31%	1.24%	1.32%
.96%	.52%	.31%	.81%	.74%

127%	72%	78%	70%	93%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	27

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended May 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.93

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.23)

Total from investment operations	(1.22)

Less Dividends and Distributions:
Dividends from net investment income	(.03)
Distributions from net realized gains	(2.03)

Total dividends and distributions	(2.06)

Net asset value, end of period	$8.65

Total Return(c):	(12.14)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12,336
Average net assets (000)	$14,172
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.30	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.30	%(e)
Net investment income (loss)	.14	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended November 30,
2007(a)	2006(a)	2005	2004	2003

$12.05	$12.74	$13.11	$11.57	$10.39

.02	(.05)	(.06)	.01	— (b)
.08	2.18	.97	1.59	1.56

.10	2.13	.91	1.60	1.56

—	—	(.01)	—	—
(.22)	(2.82)	(1.27)	(.06)	(.38)

(.22)	(2.82)	(1.28)	(.06)	(.38)

$11.93	$12.05	$12.74	$13.11	$11.57

.70%	18.01%	7.46%	13.90%	15.73%

$19,978	$33,682	$53,329	$64,021	$68,888
$26,744	$47,402	$58,311	$67,014	$65,823

2.16%	2.27%	2.31%	2.24%	2.32%
1.16%	1.27%	1.31%	1.24%	1.32%
.17%	(.40)%	(.44)%	.05%	(.01)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	29

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended May 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.93

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.23)

Total from investment operations	(1.22)

Less Dividends and Distributions:
Dividends from net investment income	(.03)
Distributions from net realized gains	(2.03)

Total dividends and distributions	(2.06)

Net asset value, end of period	$8.65

Total Return(c):	(12.14)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,175
Average net assets (000)	$14,666
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.30	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.30	%(e)
Net investment income (loss)	.17	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended November 30,
2007(a)	2006(a)	2005	2004	2003

$12.05	$12.74	$13.11	$11.57	$10.39

.02	(.05)	(.06)	— (b)	— (b)
.08	2.18	.97	1.60	1.56

.10	2.13	.91	1.60	1.56

—	—	(.01)	—	—
(.22)	(2.82)	(1.27)	(.06)	(.38)

(.22)	(2.82)	(1.28)	(.06)	(.38)

$11.93	$12.05	$12.74	$13.11	$11.57

.70%	18.01%	7.46%	13.90%	15.73%

$17,786	$22,375	$21,475	$25,480	$28,820
$21,205	$21,359	$23,086	$27,402	$28,204

2.16%	2.27%	2.31%	2.24%	2.32%
1.16%	1.27%	1.31%	1.24%	1.32%
.19%	(.40)%	(.44)%	.04%	(.02)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	31

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended May 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.78

Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.32)

Total from investment operations	(1.26)

Less Dividends and Distributions:
Dividends from net investment income	(.17)
Dividends from net realized gains	(2.03)

Total dividends and distributions	(2.20)

Net asset value, end of period	$9.32

Total Return(b):	(11.71)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,360
Average net assets (000)	$5,408
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.30	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.30	%(d)
Net investment income	1.25	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended November 30,
2007(a)	2006(a)	2005	2004	2003

$12.77	$13.22	$13.57	$11.98	$10.63

.16	.09	.08	.17	.11
.07	2.28	.99	1.59	1.62

.23	2.37	1.07	1.76	1.73

—	—	(.15)	(.11)	—
(.22)	(2.82)	(1.27)	(.06)	(.38)

(.22)	(2.82)	(1.42)	(.17)	(.38)

$12.78	$12.77	$13.22	$13.57	$11.98

1.69%	19.16%	8.61%	14.90%	17.02%

$4,279	$3,855	$2,914	$3,241	$7,007
$4,347	$3,452	$2,902	$3,877	$6,851

1.16%	1.27%	1.31%	1.24%	1.32%
1.16%	1.27%	1.31%	1.24%	1.32%
1.22%	.71%	.57%	1.05%	.98%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	33

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Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Company has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreeen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Sector Funds, Inc./Jennison Financial Services Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Financial Services Fund
Share Class	A	B	C	Z
NASDAQ	PFSAX	PUFBX	PUFCX	PFSZX
CUSIP	476294103	476294202	476294301	476294400

MF188E2    IFS-A151342    Ed. 07/2008

MAY 31, 2008	SEMIANNUAL REPORT

Jennison Health Sciences Fund

FUND TYPE

Sector stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

July 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

Jennison Sector Funds, Inc./Jennison Health Sciences Fund

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Health Sciences Fund, a series of Jennison Sector Funds, Inc., is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.23%; Class B, 1.93%; Class C, 1.93%; Class L, 1.43%; Class M, 1.93%; Class X, 1.93%; Class Z, 0.93%. Net operating expenses: Class A, 1.20%; Class B, 1.93%; Class C, 1.93%; Class L, 1.43%; Class M, 1.93%; Class X, 1.14%; Class Z, 0.93%, after contractual reduction through 3/31/2008 for Class A shares.

Cumulative Total Returns as of 5/31/08
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–5.62%	–0.98%	119.06%	254.77%
Class B	–5.98	–1.67	111.13	231.82
Class C	–5.98	–1.72	111.04	231.67
Class L	–5.74	–1.22	N/A	17.91
Class M	–5.99	–1.73	N/A	16.39
Class X	–5.58	–0.81	N/A	18.77
Class Z	–5.49	–0.69	121.95	263.27
S&P 1500 Health Care Index[2]	–10.31	–9.69	29.02	**
S&P Composite 1500 Index[3]	–3.73	–6.46	63.43	***
Lipper Health/Biotechnology Funds Avg.[4]	–8.36	–5.76	46.60	****

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Average Annual Total Returns[5] as of 6/30/08
	One Year	Five Years	Since Inception[1]
Class A	–5.70%	14.15%	14.08%
Class B	–5.44	14.47	13.94
Class C	–1.86	14.58	13.94
Class L	–6.18	N/A	3.20
Class M	–6.34	N/A	3.69
Class X	–5.50	N/A	4.52
Class Z	0.03	15.75	15.10
S&P 1500 Health Care Index[2]	–11.13	3.34	**
S&P Composite 1500 Index[3]	–12.72	8.15	***
Lipper Health/Biotechnology Funds Avg.[4]	–5.81	6.51	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class L, Class M, and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain other JennisonDryden Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, Class C, and Class Z, 6/30/99; Class L, Class M, and Class X, 11/25/05.

2The S&P 1500 Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the healthcare sector of the S&P SC 1500 Index.

3The Standard & Poor’s Composite (S&P Composite) 1500 Index—an unmanaged index of the 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index—gives a broad look at how U.S. stock prices have performed.

4The Lipper Health/Biotechnology Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Health/Biotechnology Funds category for the periods noted. Funds in the Lipper Average invest primarily in shares of companies engaged in healthcare, medicine, and biotechnology.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Approximately seven, eight, eight, and 10 years after purchase, Class B, Class M, Class X, and new Class X shares, respectively, will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P 1500 Health Care Index Closest Month-End to Inception cumulative total returns as of 5/31/08 are 29.68% for Class A, Class B, Class C, and Class Z; and 9.52% for Class L, Class M, and Class X. S&P 1500 Health Care Index Closest Month-End to Inception average annual total returns as of 6/30/08 are 2.37% for Class A, Class B, Class C, and Class Z; and 1.64% for Class L, Class M, and Class X.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	3

Your Fund’s Performance (continued)

***S&P Composite 1500 Index Closest Month-End to Inception cumulative total returns as of 5/31/08 are 27.05% for Class A, Class B, Class C, and Class Z; and 17.94% for Class L, Class M, and Class X. S&P Composite 1500 Index Closest Month-End to Inception average annual total returns as of 6/30/08 are 1.71% for Class A, Class B, Class C, and Class Z; and 3.09% for Class L, Class M, and Class X.

****Lipper Health/Biotechnology Funds Average Closest Month-End to Inception cumulative total returns as of 5/31/08 are 108.07% for Class A, Class B, Class C, and Class Z; and 7.53% for Class L, Class M, and Class X. Lipper Health/Biotechnology Funds Average Closest Month-End to Inception average annual total returns as of 6/30/08 are 7.52% for Class A, Class B, Class C, and Class Z; and 1.62% for Class L, Class M, and Class X.

Investors cannot invest directly in an index. The returns for the S&P 1500 Health Care Index and the S&P Composite 1500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/08
Gilead Sciences, Inc., Biotechnology	5.1%
Elan Corp. PLC, ADR (Ireland), Pharmaceuticals	4.6
BioMarin Pharmaceutical, Inc., Biotechnology	4.0
Mylan, Inc., Pharmaceuticals	3.7
Abbott Laboratories, Pharmaceuticals	3.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/08
Pharmaceuticals	34.8%
Biotechnology	34.7
Healthcare Providers & Services	10.1
Healthcare Equipment & Supplies	6.1
Healthcare Technology	6.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2007, at the beginning of the period, and held through the six-month period ended May 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Health Sciences Fund		Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$943.80	1.20%	$5.83
	Hypothetical	$1,000.00	$1,019.00	1.20%	$6.06

Class B	Actual	$1,000.00	$940.20	1.93%	$9.36
	Hypothetical	$1,000.00	$1,015.35	1.93%	$9.72

Class C	Actual	$1,000.00	$940.20	1.93%	$9.36
	Hypothetical	$1,000.00	$1,015.35	1.93%	$9.72

Class L	Actual	$1,000.00	$942.60	1.43%	$6.94
	Hypothetical	$1,000.00	$1,017.85	1.43%	$7.21

Class M	Actual	$1,000.00	$940.10	1.93%	$9.36
	Hypothetical	$1,000.00	$1,015.35	1.93%	$9.72

Class X	Actual	$1,000.00	$944.20	1.14%	$5.54
	Hypothetical	$1,000.00	$1,019.30	1.14%	$5.76

Class Z	Actual	$1,000.00	$945.10	0.93%	$4.52
	Hypothetical	$1,000.00	$1,020.35	0.93%	$4.70

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended May 31, 2008, and divided by the 366 days in the Fund’s fiscal year ending November 30, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of May 31, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.1%
COMMON STOCKS 95.0%

Biotechnology 34.0%
562,756	Acorda Therapeutics, Inc.(a)(b)	$12,133,019
126,000	Alexion Pharmaceuticals, Inc.(a)(b)	8,990,100
3,313,600	Allos Therapeutics, Inc.(a)(b)	21,008,224
4,296,400	Antisoma PLC (United Kingdom)(a)	1,851,090
2,021,500	Antisoma PLC, 144A (United Kingdom)(a)(d)	870,956
749,700	Array Biopharma, Inc.(a)(b)	4,663,134
961,800	BioMarin Pharmaceutical, Inc.(a)(b)	36,711,906
60,400	Celgene Corp.(a)	3,675,944
396,800	Cephalon, Inc.(a)(b)	26,867,328
454,800	Cytori Therapeutics, Inc.(a)(b)	3,420,096
239,600	Genentech, Inc.(a)	16,980,452
837,000	Gilead Sciences, Inc.(a)(b)	46,302,841
2,465,800	Incyte Corp.(a)(b)	23,942,918
1,273,800	InterMune, Inc.(a)(b)	17,960,580
727,400	Keryx Biopharmaceuticals, Inc.(a)(b)	370,974
	Merrimack Pharmaceuticals, Inc., Private Placement
960,512	(cost $4,322,304; purchased 3/24/06)(a)(c)(d)	4,898,611
	Microbia, Inc., Private Placement, Series E
2,000,000	(cost $7,640,000; purchased 2/21/06)(a)(c)(d)	12,500,000
	Microbia, Inc., Private Placement, Series F
160,000	(cost $1,000,000; purchased 2/21/07)(a)(c)(d)	1,000,000
250,400	Myriad Genetics, Inc.(a)(b)	12,124,368
373,500	Orexigen Therapeutics, Inc.(a)(b)	3,253,185
794,300	Regeneron Pharmaceuticals, Inc.(a)(b)	15,806,570
42,181	Santhera Pharmaceuticals Holding AG (Switzerland)(a)	3,367,195
5,700,000	Titan Pharmaceuticals, Inc.(a)	8,721,000
2,610,200	Vanda Pharmaceuticals, Inc.(a)(b)	12,215,736
351,200	Vertex Pharmaceuticals, Inc.(a)	10,054,856

		309,691,083

Food & Staples Retailing 1.5%
389,000	China Nepstar Chain Drugstore Ltd., ADR (China)	4,489,060
215,400	CVS/Caremark Corp.	9,216,966

		13,706,026

Healthcare Equipment & Supplies 6.1%
106,400	Alcon, Inc.	16,704,800
247,700	Baxter International, Inc.	15,134,470
308,800	Enteromedics, Inc.(a)	1,374,160

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	7

Portfolio of Investments

as of May 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies (cont’d.)
187,700	Holologic, Inc.(a)(b)	$4,510,431
388,300	Immucor, Inc.(a)(b)	10,418,089
89,500	Insulet Corp.(a)(b)	1,458,850
4,000,000	Lombard Medical Technologies PLC (United Kingdom)(a)	950,834
63,600	Zimmer Holdings, Inc.(a)	4,630,080

		55,181,714

Healthcare Providers & Services 10.1%
612,800	Aetna, Inc.	28,899,648
126,500	Air Methods Corp.(a)(b)	4,875,310
132,100	Cardinal Health, Inc.	7,468,934
131,800	CardioNet, Inc.(a)	3,376,716
377,200	Humana, Inc.(a)	19,256,060
116,700	Laboratory Corp. of America Holdings(a)(b)	8,611,293
109,200	McKesson Corp.	6,295,380
191,100	Medco Health Solutions, Inc.(a)(b)	9,258,795
743,700	Tempo Participacoes SA (Brazil)(a)	3,360,710

		91,402,846

Healthcare Technology 6.0%
2,406,800	Allscripts Healthcare Solution, Inc.(a)(b)	29,916,524
603,400	Eclipsys Corp.(a)(b)	12,309,360
588,100	Trizetto Group(a)(b)	12,626,507

		54,852,391

Life Sciences Tools & Services 2.6%
53,200	Amag Pharmaceuticals, Inc.(a)(b)	2,128,000
46,600	Techne Corp.(a)	3,658,100
296,600	Thermo Fisher Scientific, Inc.(a)(b)	17,505,332
4,100	WuXi PharmaTech Cayman, Inc., ADR (China)(a)	83,845

		23,375,277

Pharmaceuticals 34.7%
570,900	Abbott Laboratories	32,170,215
462,295	Ardea Biosciencies, Inc.(a)	6,657,048
617,500	ARYx Therapeutics, Inc.(a)(b)	3,859,375
321,400	Auxilium Pharmeceuticals(a)(b)	10,233,376
453,900	Barr Pharmaceuticals, Inc.(a)(b)	19,880,820
179,600	Bayer AG (Germany)	15,954,386
609,200	BioForm Medical, Inc.(a)(b)	2,692,664

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
283,000	BioMimetic Therapeutics, Inc.(a)	$3,381,850
1,679,400	Elan Corp. PLC, ADR (Ireland)(a)(b)	42,052,175
947,937	Hikma Pharmaceuticals PLC (United Kingdom)	8,924,113
1,802,500	Impax Laboratories, Inc.(a)(b)	16,024,225
220,900	KV Pharmaceutical Co. (Class A)(a)(b)	5,524,709
4,420,000	Lev Pharmaceuticals, Inc.(a)(b)	8,221,200
528,200	Map Pharmaceuticals, Inc.(a)(b)	7,315,570
2,549,800	Mylan, Inc.(b)	34,039,830
163,000	Roche Holding AG, ADR (Switzerland)(b)	14,140,250
479,700	Schering-Plough Corp.	9,785,880
236,600	Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	10,819,718
947,000	Viropharma, Inc.(a)	9,081,730
703,500	Wyeth	31,284,645
549,800	Xenoport, Inc.(a)	23,795,344

		315,839,123

	Total common stocks (cost $743,719,790)	864,048,460

PREFERRED STOCKS(a) 0.8%

Biotechnology 0.5%
	Geneva Proteomics, Private Placement
200,000	(cost $1,094,000; purchased 7/7/00)(c)(d)	0
	Chemocentryx Inc., Private Placement, Series C
1,400,000	(cost $4,900,000; purchased 6/13/06)(c)(d)	4,270,000

		4,270,000

Life Sciences Tools & Services 0.3%
	superDimension Ltd., Private Placement, Series D-1
77,000	(cost $1,650,110; purchased 05/23/08)(c)(d)	1,650,110
	superDimension Ltd., Private Placement, Series D-2
63,000	(cost $1,350,090; purchased 05/23/08)(c)(d)	1,350,090

		3,000,200

	Total preferred stocks (cost $8,994,200)	7,270,200

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	9

Portfolio of Investments

as of May 31, 2008 (Unaudited) continued

Units	Description	Value (Note 1)

WARRANTS(a) 0.3%

Biotechnology 0.2%
	Conjuchem Biotechnologies, Inc. (Canada), expiring 11/28/09, Private Placement
4,365,000	(cost $382,727; purchased 11/22/06)(c)(d)	$4
	Cytori Therapeutics, Inc., expiring 2/28/12, Private Placement
227,400	(cost $31,836; purchased 2/23/07)(c)(d)	632,189
	Insmed, Inc., expiring 11/8/09, Private Placement
700,000	(cost $0; purchased 11/8/04)(c)(d)	28
	Titan Pharmaceuticals, Inc., expiring 12/21/12, Private Placement
2,850,000	(cost $0; purchased 12/21/07)(c)(d)	1,294,795

		1,927,016

Healthcare Equipment & Supplies
	Lombard Medical Technologies (United Kingdom) WARRANT A expiring 6/15/10, Private Placement
600,000	(cost $0; purchased 7/10/07)(c)(d)	0
	Lombard Medical Technologies (United Kingdom) WARRANT B expiring 6/15/10, Private Placement
600,000	(cost $0; purchased 7/10/07)(c)(d)	0

		0

Pharmaceuticals 0.1%
	Akorn, Inc., expiring 3/8/11, Private Placement
341,250	(cost $0; purchased 3/8/06)(c)(d)	267,953
	Lev Pharmaceuticals, Inc., expiring 8/17/12, Private Placement
884,000	(cost $0; purchased 8/14/07)(c)(d)	835,498

		1,103,451

	Total warrants (cost $414,563)	3,030,467

	Total long-term investments (cost $753,128,553)	874,349,127

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 42.9%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
389,919,777	(cost $389,919,777; includes $360,326,393 of cash collateral received for securities on loan) (Note 3)(e)(f)	$389,919,777

	Total Investments(g) 139.0% (cost $1,143,048,330; Note 5)	1,264,268,904
	Liabilities in excess of other assets (39.0%)	(354,471,985)

	Net Assets 100.0%	$909,796,919

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing securities.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $343,256,160; cash collateral of $360,326,393 (included in liabilities) was received with which the portfolio purchased highly liquid short-term instruments.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $22,371,067. The aggregate value of $28,699,278 is approximately 3.2% of net assets.
(d)	Indicates illiquid securities.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the Manager of the Fund, also serves as the Manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(g)	As of May 31, 2008, sixteen securities representing $44,723,503 and 4.9% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors. This amount, $44,723,503 was valued using Significant Unobservable Inputs (Level 3, as defined below).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	11

Portfolio of Investments

as of May 31, 2008 (Unaudited) continued

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,219,545,401	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	44,723,503	—

Total	$1,264,268,904	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 11/30/07	$23,421,198
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	5,411
Net purchases (sales)	21,296,894
Transfers in and/or out of Level 3	—

Balance as of 5/31/08	$44,723,503

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2008 was as follows:

Affiliated Money Market Mutual Fund (including 39.6% of collateral received for securities on loan)	42.9%
Pharmaceuticals	34.8
Biotechnology	34.7
Healthcare Providers & Services	10.1
Healthcare Equipment & Supplies	6.1
Healthcare Technology	6.0
Life Sciences Tools & Services	2.9
Food & Staples Retailing	1.5

139.0
Liabilities in excess of other assets	(39.0)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

MAY 31, 2008	SEMIANNUAL REPORT

Jennison Sector Funds, Inc./ Jennison Health Sciences Fund

Statement of Assets and Liabilities

as of May 31, 2008 (Unaudited)

Assets
Investments, at value including securities on loan of $343,256,160:
Unaffiliated investments (cost $753,128,553)	$874,349,127
Affiliated investments (cost $389,919,777)	389,919,777
Receivable for investments Sold	7,959,855
Receivable for Fund shares Sold	910,685
Dividends and interest receivable	439,023
Foreign tax reclaim receivable	126,353
Prepaid expenses	13,993

Total assets	1,273,718,813

Liabilities
Payable to broker for collateral for securities on loan	360,326,393
Payable for Fund shares reacquired	1,383,029
Payable for investments purchased	919,793
Management fee payable	570,066
Accrued expenses	328,560
Distribution fee payable	256,544
Affiliated transfer agent fee payable	109,485
Payable to custodian	24,554
Deferred directors’ fees	3,470

Total liabilities	363,921,894

Net Assets	$909,796,919

Net assets were comprised of:
Common stock, at par	$454,683
Paid-in capital in excess of par	746,064,455

746,519,138
Accumulated net investment loss	(1,350,651)
Accumulated net realized gain on investment and foreign currency transactions	43,406,396
Net unrealized appreciation on investments and foreign currencies	121,222,036

Net assets, May 31, 2008	$909,796,919

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($351,111,975 ÷ 17,392,602 shares of common stock issued and outstanding)	$20.19
Maximum sales charge (5.50% of offering price)	1.18

Maximum offering price to public	$21.37

Class B
Net asset value, offering price and redemption price per share
($88,192,882 ÷ 4,790,930 shares of common stock issued and outstanding)	$18.41

Class C
Net asset value, offering price and redemption price per share
($107,321,448 ÷ 5,832,053 shares of common stock issued and outstanding)	$18.40

Class L
Net asset value and redemption price per share
($1,646,740 ÷ 82,138 shares of common stock issued and outstanding)	$20.05
Maximum sales charge (5.75% of offering price)	1.22

Maximum offering price to public	$21.27

Class M
Net asset value, offering price and redemption price per share
($3,817,879 ÷ 207,478 shares of common stock issued and outstanding)	$18.40

Class X
Net asset value, offering price and redemption price per share
($1,008,144 ÷ 53,574 shares of common stock issued and outstanding)	$18.82

Class Z
Net asset value, offering price and redemption price per share
($356,697,851 ÷ 17,109,559 shares of common stock issued and outstanding)	$20.85

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	15

Statement of Operations

Six Months Ended May 31, 2008 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $259,281)	$2,864,008
Affiliated income from securities loaned, net	1,073,959
Affiliated dividend income	650,942
Interest	263

Total income	4,589,172

Expenses
Management fee	3,472,989
Distribution fee—Class A	478,365
Distribution fee—Class B	487,115
Distribution fee—Class C	565,744
Distribution fee—Class L	4,515
Distribution fee—Class M	22,541
Distribution fee—Class X	1,047
Transfer agent’s fees and expenses (including affiliated expense of $292,700)	605,000
Registration fees	60,000
Custodian’s fees and expenses	58,000
Reports to shareholders	52,000
Directors’ fees	14,000
Legal fees and expenses	13,000
Audit fee	11,000
Insurance	10,000
Miscellaneous	7,273

Total expenses	5,862,589

Net investment loss	(1,273,417)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	44,342,070
Foreign currency transactions	(216,627)

44,125,443

Net change in unrealized appreciation (depreciation) on:
Investments	(101,226,389)
Foreign currencies	23,893

(101,202,496)

Net loss on investment and foreign currency transactions	(57,077,053)

Net Decrease In Net Assets Resulting From Operations	$(58,350,470)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2008	Year Ended November 30, 2007
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(1,273,417)	$(5,075,425)
Net realized gain on investment and foreign currency transactions	44,125,443	100,223,114
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(101,202,496)	35,091,960

Net increase (decrease) in net assets resulting from operations	(58,350,470)	130,239,649

Distributions from net realized gains (Note 1)
Class A	(34,586,285)	(4,680,724)
Class B	(11,628,475)	(1,902,205)
Class C	(12,267,582)	(1,751,102)
Class L	(183,065)	(27,562)
Class M	(514,208)	(82,975)
Class X	(101,088)	(14,601)
Class Z	(31,294,037)	(4,122,038)

	(90,574,740)	(12,581,207)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	87,304,507	110,864,053
Net asset value of shares issued in reinvestment of distributions	80,117,261	11,125,666
Cost of shares reacquired	(96,277,779)	(153,475,997)

Net increase (decrease) in net assets from Fund share transactions	71,143,989	(31,486,278)

Total increase (decrease)	(77,781,221)	86,172,164

Net Assets
Beginning of period	987,578,140	901,405,976

End of period	$909,796,919	$987,578,140

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	17

Notes to Financial Statements

(Unaudited)

Jennison Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company presently consists of three Portfolios: Jennison Financial Services Fund, Jennison Utility Fund, and Jennison Health Sciences Fund. The financial statements relate to Jennison Health Sciences Fund (the “Fund”). The financial statements of the other Portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

The Fund is non-diversified and its investment objective is long-term capital appreciation. It seeks to achieve this objective by investing, under normal circumstances, at least 80% of the Fund’s net assets in equity-related securities of U.S. companies engaged in the drug, healthcare, medicine, medical device and biotechnology group of industries. The value of certain securities held by the Fund may be affected by the economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Options traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and

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before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in 60 days are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities, are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	19

Notes to Financial Statements

(Unaudited) continued

the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains and losses are included in the reported net realized gains and losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net realized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is

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recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currencies underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The use of derivative transactions involves elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	21

Notes to Financial Statements

(Unaudited) continued

to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

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The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $1 billion and .70 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended May 31, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, L, M and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50% of 1%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. For the period through March 31, 2008, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares. However, effective April 1, 2008 such waiver was terminated. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

PIMS has advised the Fund that it received approximately $112,700 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2008. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2008, it received approximately $400, $55,600, $3,100, $7,600 and $300 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .06

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	23

Notes to Financial Statements

(Unaudited) continued

of 1% of the unused portion of the SCA. The expiration date of the SCA is October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2008.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2008, the Fund incurred approximately $201,500 in total networking fees of which approximately $64,000 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2008, PIM has been compensated approximately $460,000 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2008 were $438,970,651 and $473,843,271, respectively.

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Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2008 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,155,133,299	$182,053,578	$(72,917,973)	$109,135,605

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Note 6. Capital

Class A shares are subject to a maximum front-end sales charge of 5.50%, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase. Approximately seven, eight, eight and ten years after purchase, Class B, Class M, Class X and new Class X shares, respectively, will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase. Class L shares are subject to a maximum front-end sales charge of 5.75% and CDSC of 1%. Class L shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain other Target and JennisonDryden Funds. Class M and Class X shares are not subject to a sales charge, but have a CDSC of 6%. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. As of the close of business on July 29, 2005, the Fund is closed to new investors.

There are 400 million shares of $.01 par value per share common stock authorized which consist of 50 million shares of Class A common stock, 100 million shares of Class B common stock, 50 million shares of Class C common stock, 50 million shares of Class L common stock, 50 million shares of Class M common stock, 50 million shares of Class X common stock and 50 million shares of Class Z common stock.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	25

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2008:
Shares sold	1,603,778	$32,816,879
Shares issued in reinvestment of distributions	1,473,347	31,760,362
Shares reacquired	(2,764,137)	(55,317,634)

Net increase (decrease) in shares outstanding before conversion	312,988	9,259,607
Shares issued upon conversion from Class B and M	840,649	16,632,018

Net increase (decrease) in shares outstanding	1,153,637	$25,891,625

Year ended November 30, 2007:
Shares sold	2,795,025	$61,565,604
Shares issued in reinvestment of distributions	193,202	4,248,416
Shares reacquired	(3,703,464)	(80,900,592)

Net increase (decrease) in shares outstanding before conversion	(715,237)	(15,086,572)
Shares issued upon conversion from Class B, M and X	1,379,603	29,821,246

Net increase (decrease) in shares outstanding	664,366	$14,734,674

Class B
Six months ended May 31, 2008:
Shares sold	127,377	$2,404,104
Shares issued in reinvestment of distributions	519,818	10,255,572
Shares reacquired	(430,667)	(7,923,102)

Net increase (decrease) in shares outstanding before conversion	216,528	4,736,574
Shares reacquired upon conversion into Class A	(900,045)	(16,271,696)

Net increase (decrease) in shares outstanding	(683,517)	$(11,535,122)

Year ended November 30, 2007:
Shares sold	214,457	$4,361,194
Shares issued in reinvestment of distributions	83,700	1,704,964
Shares reacquired	(1,050,933)	(21,308,221)

Net increase (decrease) in shares outstanding before conversion	(752,776)	(15,242,063)
Shares reacquired upon conversion into Class A	(1,465,702)	(29,363,724)

Net increase (decrease) in shares outstanding	(2,218,478)	$(44,605,787)

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Class C	Shares	Amount
Six months ended May 31, 2008:
Shares sold	274,404	$5,313,287
Shares issued in reinvestment of distributions	470,283	9,272,709
Shares reacquired	(664,879)	(12,066,757)

Net increase (decrease) in shares outstanding	79,808	$2,519,239

Year ended November 30, 2007:
Shares sold	356,479	$7,270,684
Shares issued in reinvestment of distributions	64,525	1,314,365
Shares reacquired	(1,039,654)	(21,059,330)

Net increase (decrease) in shares outstanding	(618,650)	$(12,474,281)

Class L
Six months ended May 31, 2008:
Shares sold	1,266	$26,738
Shares issued in reinvestment of distributions	8,371	179,443
Shares reacquired	(13,451)	(266,576)

Net increase (decrease) in shares outstanding	(3,814)	$(60,395)

Year ended November 30, 2007:
Shares sold	3,358	$75,192
Shares issued in reinvestment of distributions	1,002	21,941
Shares reacquired	(46,276)	(997,728)

Net increase (decrease) in shares outstanding	(41,916)	$(900,595)

Class M
Six months ended May 31, 2008:
Shares sold	10,766	$205,978
Shares issued in reinvestment of distributions	23,143	456,587
Shares reacquired	(48,496)	(882,168)

Net increase (decrease) in shares outstanding before conversion	(14,587)	(219,603)
Shares reacquired upon conversion into Class A	(19,675)	(360,322)

Net increase (decrease) in shares outstanding	(34,262)	$(579,925)

Year ended November 30, 2007:
Shares sold	7,378	$156,058
Shares issued in reinvestment of distributions	3,343	68,099
Shares reacquired	(80,342)	(1,642,406)

Net increase (decrease) in shares outstanding before conversion	(69,621)	(1,418,249)
Shares reacquired upon conversion into Class A	(22,146)	(453,247)

Net increase (decrease) in shares outstanding	(91,767)	$(1,871,496)

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	27

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six months ended May 31, 2008:
Shares sold	4,858	$97,649
Shares issued in reinvestment of distributions	4,979	100,010
Shares reacquired	(3,866)	(72,757)

Net increase (decrease) in shares outstanding	5,971	$124,902

Year ended November 30, 2007:
Shares sold	2,562	$54,564
Shares issued in reinvestment of distributions	541	11,148
Shares reacquired	(15,427)	(313,853)

Net increase (decrease) in shares outstanding before conversion	(12,324)	(248,141)
Shares reacquired upon conversion into Class A	(208)	(4,275)

Net increase (decrease) in shares outstanding	(12,532)	$(252,416)

Class Z
Six months ended May 31, 2008:
Shares sold	2,187,813	$46,439,872
Shares issued in reinvestment of distributions	1,263,418	28,092,578
Shares reacquired	(974,585)	(19,748,785)

Net increase (decrease) in shares outstanding	2,476,646	$54,783,665

Year ended November 30, 2007:
Shares sold	1,645,378	$37,380,757
Shares issued in reinvestment of distributions	166,374	3,756,733
Shares reacquired	(1,214,870)	(27,253,867)

Net increase (decrease) in shares outstanding	596,882	$13,883,623

Note 7. New Accounting Pronouncements

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

28	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

MAY 31, 2008	SEMIANNUAL REPORT

Jennison Sector Funds, Inc./ Jennison Health Sciences Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$23.51

Income (loss) from investment operations:
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.17)

Total from investment operations	(1.19)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(2.13)

Total dividends and distributions	(2.13)

Net asset value, end of period	$20.19

Total Return(c):	(5.62)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$351,112
Average net assets (000)	$359,704
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.20	%(f)
Expenses, excluding distribution and service (12b-1) fees	.93	%(f)
Net investment loss	(.21	)%(f)
For Class A, B, C, L, M, X and Z shares:
Portfolio turnover rate	49	%(g)

(a)	Calculations based on average shares outstanding during the period.
(b)	Less than ($.005)
(c)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.
(e)	Through March 31, 2008, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Year Ended November 30,
2007(a)	2006(a)	2005(a)	2004	2003

$20.70	$19.89	$17.77	$13.93	$10.78

(.09)	(.12)	(.12)	(.12)	(.09)
3.19	2.44	4.87	3.96	3.24

3.10	2.32	4.75	3.84	3.15

—	— (b)	—	—	—
(.29)	(1.51)	(2.63)	—	—

(.29)	(1.51)	(2.63)	—	—

$23.51	$20.70	$19.89	$17.77	$13.93

15.07%	11.77%	28.97%	27.57%	29.22%

$381,829	$322,359	$345,987	$110,644	$71,249
$353,245	$326,042	$221,195	$89,310	$62,783

1.17%	1.19%	1.17%	1.30%	1.42%
.92%	.94%	.92%	1.05%	1.17%
(.42)%	(.57)%	(.63)%	(.81)%	(.73)%

85%	103%	122%	190%	192%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	31

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended May 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.70

Income (loss) from investment operations:
Net investment loss	(.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.07)

Total from investment operations	(1.16)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(2.13)

Total dividends and distributions	(2.13)

Net asset value, end of period	$18.41

Total Return(c):	(5.98)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$88,193
Average net assets (000)	$97,420
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.93	%(e)
Expenses, excluding distribution and service (12b-1) fees	.93	%(e)
Net investment loss	(.95	)%(e)

(a)	Calculations based on average shares outstanding during the period.
(b)	Less than ($.005)
(c)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended November 30,
2007(a)	2006(a)	2005(a)	2004	2003

$19.26	$18.75	$17.00	$13.42	$10.47

(.24)	(.26)	(.25)	(.26)	(.20)
2.97	2.28	4.63	3.84	3.15

2.73	2.02	4.38	3.58	2.95

—	— (b)	—	—	—
(.29)	(1.51)	(2.63)	—	—

(.29)	(1.51)	(2.63)	—	—

$21.70	$19.26	$18.75	$17.00	$13.42

14.27%	10.93%	27.96%	26.68%	28.18%

$118,790	$148,199	$215,540	$172,722	$148,077
$131,106	$197,906	$194,088	$168,691	$137,866

1.92%	1.94%	1.92%	2.05%	2.17%
.92%	.94%	.92%	1.05%	1.17%
(1.16)%	(1.32)%	(1.40)%	(1.56)%	(1.47)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	33

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended May 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.69

Income (loss) from investment operations:
Net investment loss	(.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.07)

Total from investment operations	(1.16)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(2.13)

Total dividends and distributions	(2.13)

Net asset value, end of period	$18.40

Total Return(c):	(5.98)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$107,321
Average net assets (000)	$113,145
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.93	%(e)
Expenses, excluding distribution and service (12b-1) fees	.93	%(e)
Net investment loss	(.94	)%(e)

(a)	Calculations based on average shares outstanding during the period.
(b)	Less than ($.005)
(c)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended November 30,
2007(a)	2006(a)	2005(a)	2004	2003

$19.26	$18.75	$17.00	$13.42	$10.47

(.24)	(.26)	(.25)	(.25)	(.21)
2.96	2.28	4.63	3.83	3.16

2.72	2.02	4.38	3.58	2.95

—	— (b)	—	—	—
(.29)	(1.51)	(2.63)	—	—

(.29)	(1.51)	(2.63)	—	—

$21.69	$19.26	$18.75	$17.00	$13.42

14.22%	10.94%	27.96%	26.68%	28.18%

$124,782	$122,682	$126,199	$62,754	$52,212
$123,322	$126,473	$90,186	$58,455	$49,357

1.92%	1.94%	1.92%	2.05%	2.17%
.92%	.94%	.92%	1.05%	1.17%
(1.17)%	(1.32)%	(1.38)%	(1.56)%	(1.47)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	35

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended May 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$23.39

Income (loss) from investment operations:
Net investment loss	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.16)

Total from investment operations	(1.21)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(2.13)

Total dividends and distributions	(2.13)

Net asset value, end of period	$20.05

Total Return(d):	(5.74)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,647
Average net assets (000)	$1,806
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.43	%(f)
Expenses, excluding distribution and service (12b-1) fees	.93	%(f)
Net investment loss	(.44	)%(f)

(a)	Inception date of Class L shares.
(b)	Calculations based on average shares outstanding during the period.
(c)	Less than ($.005)
(d)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(e)	Does not include the expenses of the underlying fund in which the Fund invests.
(f)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class L
Year Ended November 30, 2007(b)	Year Ended November 30, 2006(b)	November 25, 2005(a) Through November 30, 2005(b)

$20.64	$19.90	$20.36

(.14)	(.17)	(.01)
3.18	2.42	(.45)

3.04	2.25	(.46)

—	— (c)	—
(.29)	(1.51)	—

(.29)	(1.51)	—

$23.39	$20.64	$19.90

14.82%	11.52%	(2.26)%

$2,010	$2,639	$3,022
$2,182	$2,833	$3,061

1.42%	1.44%	1.42	%(f)
.92%	.94%	.92	%(f)
(.66)%	(.82)%	(3.36	)%(f)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	37

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended May 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.69

Income (loss) from investment operations:
Net investment loss	(.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.07)

Total from investment operations	(1.16)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(2.13)

Total dividends and distributions	(2.13)

Net asset value, end of period	$18.40

Total Return(d):	(5.99)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,818
Average net assets (000)	$4,508
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.93	%(f)
Expenses, excluding distribution and service (12b-1) fees	.93	%(f)
Net investment loss	(.95	)%(f)

(a)	Inception date of Class M shares.
(b)	Calculations based on average shares outstanding during the period.
(c)	Less than ($.005)
(d)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(e)	Does not include the expenses of the underlying fund in which the Fund invests.
(f)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class M
Year Ended November 30, 2007(b)	Year Ended November 30, 2006(b)	November 25, 2005(a) Through November 30, 2005(b)

$19.26	$18.75	$19.19

(.24)	(.26)	(.01)
2.96	2.28	(.43)

2.72	2.02	(.44)

—	— (c)	—
(.29)	(1.51)	—

(.29)	(1.51)	—

$21.69	$19.26	$18.75

14.22%	10.93%	(2.29)%

$5,244	$6,423	$8,775
$5,866	$7,866	$8,856

1.92%	1.94%	1.92	%(f)
.92%	.94%	.92	%(f)
(1.17)%	(1.32)%	(3.88	)%(f)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	39

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended May 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$22.05

Income (loss) from investment operations:
Net investment loss	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.09)

Total from investment operations	(1.10)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(2.13)

Total dividends and distributions	(2.13)

Net asset value, end of period	$18.82

Total Return(d):	(5.58)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,008
Average net assets (000)	$1,015
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.14	%(f)
Expenses, excluding distribution and service (12b-1) fees	.93	%(f)
Net investment loss	(.14	)%(f)

(a)	Inception date of Class X shares.
(b)	Calculations based on average shares outstanding during the period.
(c)	Less than ($.005)
(d)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(e)	Does not include the expenses of the underlying fund in which the Fund invests.
(f)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class X
Year Ended November 30, 2007(b)	Year Ended November 30, 2006(b)	November 25, 2005(a) Through November 30, 2005(b)

$19.38	$18.75	$19.19

(.03)	(.10)	(.01)
2.99	2.24	(.43)

2.96	2.14	(.44)

—	— (c)	—
(.29)	(1.51)	—

(.29)	(1.51)	—

$22.05	$19.38	$18.75

15.38%	11.58%	(2.29)%

$1,050	$1,165	$1,432
$1,054	$1,271	$1,448

.92%	1.11%	1.92	%(f)
.92%	.94%	.92	%(f)
(.17)%	(.52)%	(3.87	)%(f)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	41

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended May 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$24.18

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.21)

Total from investment operations	(1.20)

Less Dividends and Distributions:
Dividends from net investment income	—
Dividends from net realized gains	(2.13)

Total dividends and distributions	(2.13)

Net asset value, end of period	$20.85

Total Return(c):	(5.49)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$356,698
Average net assets (000)	$348,501
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.93	%(e)
Expenses, excluding distribution and service (12b-1) fees	.93	%(e)
Net investment gain (loss)	.07	%(e)

(a)	Calculations based on average shares outstanding during the period.
(b)	Less than ($.005)
(c)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class Z
Year Ended November 30,
2007(a)	2006(a)	2005(a)	2004	2003

$21.23	$20.32	$18.06	$14.11	$10.90

(.04)	(.07)	(.06)	(.07)	(.01)
3.28	2.49	4.95	4.02	3.22

3.24	2.42	4.89	3.95	3.21

—	— (b)	—	—	—
(.29)	(1.51)	(2.63)	—	—

(.29)	(1.51)	(2.63)	—	—

$24.18	$21.23	$20.32	$18.06	$14.11

15.35%	12.07%	29.26%	27.99%	29.45%

$353,873	$297,938	$257,206	$29,046	$21,607
$322,406	$279,795	$147,905	$19,846	$18,671

.92%	.94%	.92%	1.05%	1.17%
.92%	.94%	.92%	1.05%	1.17%
(.17)%	(.33)%	(.34)%	(.57)%	(.48)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	43

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Company has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Sector Funds, Inc./Jennison Health Sciences Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Health Sciences Fund
Share Class	A	B	C	L	M	X	Z
NASDAQ	PHLAX	PHLBX	PHLCX	N/A	N/A	N/A	PHSZX
CUSIP	476294509	476294608	476294707	476294798	476294780	476294772	476294806

MF188E4    IFS-A151343    Ed. 07/2008

MAY 31, 2008	SEMIANNUAL REPORT

Jennison Utility Fund

FUND TYPE

Sector stock

OBJECTIVE

Total return through a combination of capital appreciation and current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

July 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

Jennison Utility Fund

Jennison Sector Funds, Inc./Jennison Utility Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Utility Fund, a series of Jennison Sector Funds, Inc. is total return through a combination of capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 0.81%; Class B, 1.51%; Class C, 1.51%; Class R, 1.26%; Class Z, 0.51%. Net operating expenses: Class A, 0.78%; Class B, 1.51%; Class C, 1.51%; Class R, 1.01%; Class Z, 0.51%, after contractual reduction through 3/31/2008 for Class A shares and 3/31/2009 for Class R shares.

Cumulative Total Returns as of 5/31/08
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	0.62%	4.65%	200.60%	204.86%	—
Class B	0.28	3.85	189.54	182.90	—
Class C	0.28	3.92	189.43	182.79	—
Class R	0.54	4.41	N/A	N/A	33.01% (8/22/06)
Class Z	0.78	4.95	204.15	212.40	—
S&P Utility TR Index[2]	–1.75	2.02	123.28	101.47	**
S&P 500 Index[3]	–4.47	–6.70	59.36	50.98	***
Lipper Utility Funds Avg.[4]	–1.09	1.63	128.66	129.31	****

Average Annual Total Returns[5] as of 6/30/08
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		–1.74%	22.39%	10.74%	—
Class B		–1.11	22.76	10.54	—
Class C		2.34	22.84	10.53	—
Class R		3.67	N/A	N/A	15.03% (8/22/06)
Class Z		4.22	24.06	11.64	—
S&P Utility TR Index[2]		6.63	16.98	6.77	**
S&P 500 Index[3]		–13.11	7.58	2.88	***
Lipper Utility Funds Avg.[4]		2.32	16.87	8.00	****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The Standard & Poor’s Utility Total Return Index (S&P Utility TR Index) is an unmanaged market capitalization-weighted index representing three utility groups and, within three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors, and eight telephone companies.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed in the United States.

4The Lipper Utility Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Utility Funds Category. Funds in the Lipper Average invest at least 65% of their equity portfolios in utility shares.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P Utility TR Index Closest Month-End to Inception cumulative total return as of 5/31/08 is 25.58% for Class R. S&P Utility TR Index Closest Month-End to Inception average annual total return as of 6/30/08 is 12.75% for Class R.

***S&P 500 Index Closest Month-End to Inception cumulative total return as of 5/31/08 is 11.06% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 6/30/08 is 0.93% for Class R.

****Lipper Utility Funds Average Closest Month-End to Inception cumulative total return as of 5/31/08 is 29.04% for Class R. Lipper Utility Funds Average Closest Month-End to Inception average annual total return as of 6/30/08 is 12.96% for Class R.

Investors can not invest directly in an index. The returns for the S&P Utility TR Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/08
Equitable Resources, Inc., Gas Utilities	4.1%
Williams Cos., Inc., Oil, Gas & Consumable Fuels	3.6
NRG Energy, Inc., Independent Power Producers & Energy Traders	3.4
Questar Corp., Gas Utilities	3.2
PPL Corp., Electric Utilities	2.9

Holdings reflect only long-term investments and are subject to change.

Jennison Sector Funds, Inc./Jennison Utility Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 5/31/08
Electric Utilities	21.8%
Oil, Gas & Consumable Fuels	15.8
Gas Utilities	12.9
Independent Power Producers & Energy Traders	9.9
Wireless Telecommunication Services	8.8

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2007, at the beginning of the period, and held through the six-month period ended May 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

Jennison Sector Funds, Inc./Jennison Utility Fund	5

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Utility Fund		Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,006.20	0.78%	$3.91
	Hypothetical	$1,000.00	$1,021.10	0.78%	$3.94

Class B	Actual	$1,000.00	$1,002.80	1.51%	$7.56
	Hypothetical	$1,000.00	$1,017.45	1.51%	$7.62

Class C	Actual	$1,000.00	$1,002.80	1.51%	$7.56
	Hypothetical	$1,000.00	$1,017.45	1.51%	$7.62

Class R	Actual	$1,000.00	$1,005.40	1.01%	$5.06
	Hypothetical	$1,000.00	$1,019.95	1.01%	$5.10

Class Z	Actual	$1,000.00	$1,007.80	0.51%	$2.56
	Hypothetical	$1,000.00	$1,022.45	0.51%	$2.58

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended May 31, 2008, and divided by the 366 days in the Fund’s fiscal year ending November 30, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of May 31, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.3%
COMMON STOCKS 98.1%

Commercial Services & Supplies 0.6%
1,332,500	EnergySolutions, Inc.	$33,845,500

Construction & Engineering 6.0%
198,300	Acciona SA (Spain)	56,379,049
916,000	Chicago Bridge & Iron Co., N.V.	41,861,200
670,600	Fluor Corp.(b)	125,100,430
1,259,200	Foster Wheeler Ltd.(a)	95,913,264

		319,253,943

Diversified Telecommunication Services 8.4%
3,823,800	Alaska Communications Systems Group, Inc.(b)	49,479,972
1,325,100	BCE Inc.	46,564,014
4,292,635	Chunghwa Telecom Co., Ltd., ADR (Taiwan)(b)	106,328,569
1,667,700	Consolidated Communications Holdings, Inc.	25,015,500
2,453,200	Elisa Oyj (Class A)(Finland)	54,652,951
1,409,400	Hellenic Tellecommunications Organizaiton SA (Greece)	39,467,936
2,875,100	Koninklijke KPN NV (Netherlands)	52,333,100
1,706,000	Maxcom Telecomunicaciones, SAB de CV, ADR (Mexico)(a)	24,941,720
2,685,500	Time Warner Telecom, Inc. (Class A)(a)(b)	50,218,850

		449,002,612

Electric Utilities 21.8%
1,764,700	Allegheny Energy, Inc.	96,617,325
1,270,600	CEZ AS (Czech Republic)	104,994,564
30,000	China Hydroelectric Corp., 144A Private Placement (original cost $30,000,000; purchased 1/24/08)(a)(e)(f)	30,000,000
2,026,200	Cleco Corp.(b)	50,614,476
511,600	E.On AG (Germany)	108,682,566
588,800	Electricite De France (France)	63,736,744
7,017,800	Enel Spa (Italy)	78,881,740
1,017,700	Entergy Corp.(b)	122,907,629
658,900	Exelon Corp.	57,983,200
1,450,300	FirstEnergy Corp.	114,153,113
763,700	FPL Group, Inc.	51,565,024
5,066,036	Iberdrola SA (Spain)	73,139,821
435,300	ITC Holdings Corp.(b)	23,754,321
3,003,700	PPL Corp.(b)	154,119,846
1,929,200	Sierra Pacific Resources	26,179,244

		1,157,329,613

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	7

Portfolio of Investments

as of May 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Energy Equipment & Services 2.4%
987,100	Cameron International Corp.(a)(b)	$52,543,333
179,300	First Solar, Inc.(a)	47,969,922
457,600	Tenaris SA, ADR (Luxemborg)	28,050,880

		128,564,135

Gas Utilities 12.9%
2,654,512	Enagas SA (Spain)	84,453,111
1,624,700	Energen Corp.	121,771,265
3,091,200	Equitable Resources, Inc.	217,094,976
1,833,600	ONEOK, Inc.	91,790,016
2,624,800	Questar Corp.	168,564,656

		683,674,024

Independent Power Producers & Energy Traders 9.9%
3,614,200	AES Corp. (The)(a)(b)	70,404,616
6,601,100	Dynegy, Inc.(a)(b)	62,182,362
6,000,000	Iberdrola Renovables SA 144A (Spain)(a)	43,031,830
115,000	MPX Energia SA 144A (Brazil)(a)(e)	71,763,818
4,376,200	NRG Energy, Inc.(a)(b)	182,006,159
650,000	Ormat Technologies, Inc.(b)	32,571,500
1,731,100	TransAlta Corp. (Canada)	62,773,282

		524,733,567

Media 0.7%
3,446,100	GateHouse Media, Inc.(b)	14,439,159
2,191,200	XM Satellite Radio Holdings, Inc.(a)(b)	23,292,456

		37,731,615

Multi-Utilities 6.7%
2,980,300	Centerpoint Energy, Inc.	50,486,282
3,466,000	CMS Energy Corp.(b)	54,034,940
1,547,100	Dominion Resources, Inc.	71,630,730
1,147,500	PG&E Corp.	45,429,525
2,348,100	Sempra Energy(b)	135,743,661

		357,325,138

Oil, Gas & Consumable Fuels 15.6%
765,100	Capital Product Partners LP(b)	15,546,832
2,209,700	Cheniere Energy, Inc.(a)(b)	10,827,530
364,000	CONSOL Energy, Inc.(b)	35,511,840

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
886,600	Copano Energy LLC(b)	$32,671,210
421,000	Copano Energy LLC - D Units, Private Placement (original cost $11,051,250; purchased 3/14/08)(e)(f)	11,652,453
988,353	Copano Energy LLC - E Units, Private Placement (original cost $31,399,975; purchased 10/19/07)(e)(f)	32,392,666
1,596,300	Crosstex Energy, Inc.(b)	54,481,719
2,415,100	Energy Transfer Equity LP(b)	78,418,297
1,151,900	Enterprise GP Holdings LP(b)	36,676,496
434,800	Foundation Coal Holdings, Inc.(b)	29,014,204
3,749,970	OPTI Canada, Inc. (Canada)(a)	84,917,799
684,300	Regency Energy Partners LP(b)	18,482,943
4,663,000	Rentech, Inc.(a)(b)	10,864,790
2,077,100	Spectra Energy Corp.	56,123,242
2,345,594	Trident Resources Corp., Private Placement (Canada) (original cost $34,626,921; purchased 12/4/03 - 3/9/06)(a)(e)(f)	23,607,025
5,044,700	Williams Cos., Inc.	191,900,388
2,966,549	Williams Partners LP	105,876,134

		828,965,568

Real Estate Investment Trust (REIT) 0.5%
624,800	Digital Realty Trust, Inc.(b)	26,429,040

Semiconductors & Semiconductor Equipment 0.9%
729,100	MEMC Electronic Materials, Inc.(a)(b)	50,060,006

Trading Companies & Distributors 0.4%
1,789,100	Aircastle Ltd.(b)	22,954,153

Transportation Infrastructure 1.9%
750,500	Aegean Marine Petroleum Network, Inc.	31,333,375
1,065,200	Atlantia Spa (Italy)	38,280,780
119,600	Hamburger Hafen Und Logistik AG 144A (Germany)(a)(e)	10,375,085
220,400	Hamburger Hafen Und Logistik AG (Germany)(a)	19,119,299

		99,108,539

Water Utilites 0.6%
1,312,100	American Water Works Co.(a)	28,210,150
133,000	Consolidated Water Co., Inc.(b)	2,632,070

		30,842,220

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	9

Portfolio of Investments

as of May 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Wireless Telecommunication Services 8.8%
1,915,200	American Tower Corp. (Class A)(a)	$87,562,944
2,071,200	Crown Castle International Corp.(a)(b)	88,005,288
1,766,100	Hutchison Telecommunications International Ltd., ADR (Hong Kong)(b)	38,536,302
399,196	Millicom International Celluar SA	46,250,849
2,928,000	NII Holdings, Inc.(a)	146,985,600
1,407,000	Rogers Communications, Inc. (Canada)	61,881,944

		469,222,927

	Total common stocks (cost $3,704,506,092)	5,219,042,600

Principal Amount (000)
CORPORATE BONDS 0.2%

Oil, Gas & Consumable Fuels
$ 9,837	Trident Resources Corp., (Canada) Sub. Unsec. Note, PIK, 9.982%, due 8/12/12, Private Placement (original cost $9,378,156; purchased 8/20/07)(e)(f)	9,467,734

Shares
PREFERRED STOCK

Oil, Gas & Consumable Fuels
160,000	Trident Resources Corp. (Canada) Series B, Private Placement, 7.00% (original cost $10,000,000; purchased 7/7/06)(a)(e)(f)	2,000,000

Units
WARRANTS

Oil, Gas & Consumable Fuels
732,600	Rentech, Inc. expiring 04/20/12, Private Placement (original cost $0; purchased 4/20/07)(a)(e)(f)	528,968
891,460	Trident Resources Corp., expiring 1/01/15, Private Placement (Canada) (original cost $0; purchased 8/20/07)(a)(e)(f)	90

		529,058

	Total long-term investments (cost $3,723,884,248)	5,231,039,392

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 17.6%

Affiliated Money Market Mutual Fund 17.6%
933,642,959	Dryden Core Investment Fund - Taxable Money Market Series (cost $933,642,959; includes $830,635,267 of cash collateral received for securities on loan)(c)(g)	$933,642,959

	Total Investments(d) 115.9% (cost $4,657,527,207; Note 5)	6,164,682,351
	Liabilities in excess of other assets (15.9%)	(845,906,776)

	Net Assets 100.0%	$5,318,775,575

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

PIK—Payment-In-Kind

144A—Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified Institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $799,554,456; cash collateral of $830,635,267 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	As of May 31, 2008, eight securities representing $109,648,936 and 2.1% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors. This amount, $109,648,936 was valued using Significant Unobservable Inputs (Level 3, as defined on the following page).
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates security is restricted as to resale. The aggregate cost of such securities is $126,456,302. The aggregate market value of $109,648,936 is approximately 2.1% of net assets.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	11

Portfolio of Investments

as of May 31, 2008 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$6,055,033,415	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	109,648,936	—

Total	$6,164,682,351	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 11/30/07	$109,486,694
Accrued discounts/premiums	(1,232)
Realized gain (loss)	(12,660,083)
Change in unrealized appreciation (depreciation)	8,062,559
Net purchases (sales)	4,760,998
Transfers in and/or out of Level 3	—

Balance as of 5/31/08	$109,648,936

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2008 were as follows:

Electric Utilities	21.8%
Affiliated Money Market Mutual Fund (including 15.6% of collateral received for securities on loan)	17.6
Oil, Gas & Consumable Fuels	15.8
Gas Utilities	12.9
Independent Power Producers & Energy Traders	9.9
Wireless Telecommunication Services	8.8
Diversified Telecommunication Services	8.4
Multi-Utilities	6.7
Construction & Engineering	6.0
Energy Equipment & Services	2.4
Transportation Infrastructure	1.9
Semiconductors & Semiconductor Equipment	0.9
Media	0.7
Commercial Services & Supplies	0.6
Water Utilities	0.6
Real Estate Investment Trust (REIT)	0.5
Trading Companies & Distributors	0.4

115.9
Liabilities in excess of other assets	(15.9)

100.0%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	13

Statement of Assets and Liabilities

as of May 31, 2008 (Unaudited)

Assets
Investments at value, including securities on loan of $799,554,456:
Unaffiliated investments (cost $3,723,884,248)	$5,231,039,392
Affiliated investments (cost $933,642,959)	933,642,959
Cash	63,907
Receivable for Fund shares sold	9,502,800
Dividends and interest receivable	9,412,690
Foreign tax reclaim receivable	2,589,473
Prepaid expenses	19,396

Total assets	6,186,270,617

Liabilities
Payable to broker for collateral for securities on loan	830,635,267
Payable for investments purchased	26,659,809
Payable for Fund shares reacquired	5,825,625
Management fee payable	1,727,192
Distribution fee payable	1,603,294
Accrued expenses	667,514
Affiliated transfer agent fee payable	352,712
Deferred directors’ fees	23,629

Total liabilities	867,495,042

Net Assets	$5,318,775,575

Net assets were comprised of:
Common stock, at par	$3,738,153
Paid-in capital in excess of par	3,654,199,254

3,657,937,407
Undistributed net investment income	32,643,707
Accumulated net realized gain on investment and foreign currency transactions	120,720,589
Net unrealized appreciation on investments and foreign currencies	1,507,473,872

Net assets, May 31, 2008	$5,318,775,575

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($4,567,779,669 ÷ 320,942,984 shares of common stock issued and outstanding)	$14.23
Maximum sales charge (5.50% of offering price)	.83

Maximum offering price to public	$15.06

Class B
Net asset value, offering price and redemption price per share
($313,737,537 ÷ 22,101,352 shares of common stock issued and outstanding)	$14.20

Class C
Net asset value, offering price and redemption price per share
($236,512,722 ÷ 16,675,277 shares of common stock issued and outstanding)	$14.18

Class R
Net asset value, offering price and redemption price per share
($4,100,639 ÷ 288,284 shares of common stock issued and outstanding)	$14.22

Class Z
Net asset value, offering price and redemption price per share
($196,645,008 ÷ 13,807,380 shares of common stock issued and outstanding)	$14.24

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	15

Statement of Operations

Six Months Ended May 31, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $2,028,279)	$53,076,868
Affiliated income from securities loaned, net	3,642,295
Affiliated dividend income	2,283,545
Interest	501,697

Total income	59,504,405

Expenses
Management fee	10,008,729
Distribution fee—Class A	5,877,551
Distribution fee—Class B	1,573,389
Distribution fee—Class C	1,097,931
Distribution fee—Class R	7,903
Transfer agent’s fee and expenses (including affiliated expense of $998,400)	2,220,000
Custodian’s fees and expenses	551,000
Reports to shareholders	115,000
Registration fees	61,000
Directors’ fees	60,000
Insurance	56,000
Interest expense	40,000
Legal fees and expenses	26,000
Audit fee	10,000
Miscellaneous	22,802

Total expenses	21,727,305

Net investment income	37,777,100

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	122,260,947
Foreign currency transactions	108,249
Options written	823,449

123,192,645

Net change in unrealized appreciation (depreciation) on:
Investments	(138,118,171)
Foreign currencies	13,933
Options written	(1,497,208)

(139,601,446)

Net loss on investment and foreign currency transactions	(16,408,801)

Net Increase In Net Assets Resulting From Operations	$21,368,299

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2008	Year Ended November 30, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$37,777,100	$100,006,448
Net realized gain on investment and foreign currency transactions	123,192,645	853,711,717
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(139,601,446)	66,073,442

Net increase in net assets resulting from operations	21,368,299	1,019,791,607

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(20,692,808)	(89,266,732)
Class B	(286,863)	(4,516,133)
Class C	(191,901)	(2,623,591)
Class R	(9,161)	(23,688)
Class Z	(1,049,501)	(3,365,587)

	(22,230,234)	(99,795,731)

Distributions from net realized gains
Class A	(738,174,392)	(775,877,238)
Class B	(53,543,004)	(62,657,148)
Class C	(35,818,418)	(31,693,428)
Class R	(437,471)	(3,189)
Class Z	(27,553,742)	(24,961,532)

	(855,527,027)	(895,192,535)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	267,464,883	512,410,843
Net asset value of shares issued in reinvestment of dividends and distributions	803,669,292	903,394,516
Cost of shares reacquired	(418,599,279)	(694,030,612)

Net increase in net assets from Fund share transactions	652,534,896	721,774,747

Total increase (decrease)	(203,854,066)	746,578,088

Net Assets
Beginning of period	5,522,629,641	4,776,051,553

End of period(a)	$5,318,775,575	$5,522,629,641

(a) Includes undistributed net investment income of:	$32,643,707	$17,096,841

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	17

Notes to Financial Statements

(Unaudited)

Jennison Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Company presently consists of three portfolios: Jennison Financial Services Fund, Jennison Health Sciences Fund and Jennison Utility Fund. These financial statements relate to Jennison Utility Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

The Fund is non-diversified and its investment objective is to seek total return through a combination of income and capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity-related and investment grade debt securities of utility companies. Utility companies include electric, gas, gas pipeline, telephone, telecommunications, water, cable, airport, seaport and toll road companies. The value of certain securities held by the Fund may be affected by economic developments in a specific industry or region. Under normal circumstances, the Fund intends to invest at least 80% of its investable assets in equity-related and investment grade debt securities of utility companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange, or if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close

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of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similiar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of May 31, 2008, there were no securities whose values were impacted by events occurring after the close of the security’s foreign market.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Jennison Sector Funds, Inc./Jennison Utility Fund	19

Notes to Financial Statements

(Unaudited) continued

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at fiscal period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s

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principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currencies underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The use of derivative transactions involves elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any,

Jennison Sector Funds, Inc./Jennison Utility Fund	21

Notes to Financial Statements

(Unaudited) continued

annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory

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agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $250 million, .50 of 1% of the next $500 million, .45 of 1% of the next $750 million, .40 of 1% of the next $500 million, .35 of 1% of the next $2 billion, .325 of 1% of the next $2 billion and .30 of 1% of the average daily net assets of the Fund in excess of $6 billion. The effective management fee rate was .39 of 1% for the six months ended May 31, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such expenses to .25 of 1% of the average daily net assets of the Class A shares through March 31, 2008 and .50 of 1% of the average daily net assets of Class R shares through March 31, 2009.

PIMS has advised the Fund that it received approximately $2,079,500 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2008. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2008, it received approximately $6,800, $183,300 and $30,700 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Jennison Sector Funds, Inc./Jennison Utility Fund	23

Notes to Financial Statements

(Unaudited) continued

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .06 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2008.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2008, the Fund incurred approximately $486,000 in total networking fees, of which approximately $2,000 and $159,200 was paid to Wachovia and First Clearing, respectively. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended May 31, 2008, Wachovia earned approximately $18,800 in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2008, PIM has been compensated approximately $1,561,000 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund

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registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2008, were $926,278,420 and $949,768,931, respectively.

Transactions in options written during the six months ended May 31, 2008, were as follows:

	Contracts	Premiums Received
Options outstanding at November 30, 2007	3,000	$2,050,208
Options written	1,400	1,499,996
Options closed	(2,000)	(1,130,353)
Options expired	(2,400)	(2,419,851)

Options outstanding at May 31, 2008	—	$—

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$4,659,295,376	$1,694,279,676	$(188,892,701)	$1,505,386,975

The difference between book basis and tax basis is primarily attributable to wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase

Jennison Sector Funds, Inc./Jennison Utility Fund	25

Notes to Financial Statements

(Unaudited) continued

Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 800 million shares of $.01 par value per share common stock authorized which consists of 400 million shares of Class A common stock, 300 million shares of Class B common stock, 50 million shares of Class C common stock, 25 million shares of Class R common stock and 25 million shares of Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2008:
Shares sold	10,720,973	$147,683,934
Shares issued in reinvestment of dividends and distributions	49,934,356	703,321,031
Shares reacquired	(24,888,746)	(338,840,377)

Net increase (decrease) in shares outstanding before conversion	35,766,583	512,164,588
Shares issued upon conversion from Class B	2,814,528	40,235,732

Net increase (decrease) in shares outstanding	38,581,111	$552,400,320

Year ended November 30, 2007:
Shares sold	20,211,283	$314,454,897
Shares issued in reinvestment of dividends and distributions	56,181,063	795,534,834
Shares reacquired	(36,205,997)	(563,746,466)

Net increase (decrease) in shares outstanding before conversion	40,186,349	546,243,265
Shares issued upon conversion from Class B	3,110,425	48,683,204

Net increase (decrease) in shares outstanding	43,296,774	$594,926,469

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Class B	Shares	Amount
Six months ended May 31, 2008:
Shares sold	1,835,996	$25,102,056
Shares issued in reinvestment of dividends and distributions	3,469,030	48,843,927
Shares reacquired	(1,966,715)	(26,558,206)

Net increase (decrease) in shares outstanding before conversion	3,338,311	47,387,777
Shares reacquired upon conversion into Class A	(2,821,209)	(40,235,732)

Net increase (decrease) in shares outstanding	517,102	$7,152,045

Year ended November 30, 2007:
Shares sold	3,665,402	$56,769,530
Shares issued in reinvestment of dividends and distributions	4,290,133	60,539,973
Shares reacquired	(2,934,163)	(45,655,397)

Net increase (decrease) in shares outstanding before conversion	5,021,372	71,654,106
Shares reacquired upon conversion into Class A	(3,118,337)	(48,683,204)

Net increase (decrease) in shares outstanding	1,903,035	$22,970,902

Class C
Six months ended May 31, 2008:
Shares sold	3,204,750	$43,994,166
Shares issued in reinvestment of dividends and distributions	1,824,202	25,666,515
Shares reacquired	(1,916,828)	(25,728,478)

Net increase (decrease) in shares outstanding	3,112,124	$43,932,203

Year ended November 30, 2007:
Shares sold	5,051,798	$78,207,672
Shares issued in reinvestment of dividends and distributions	1,612,882	22,777,674
Shares reacquired	(2,690,807)	(41,531,403)

Net increase (decrease) in shares outstanding	3,973,873	$59,453,943

Class R
Six months ended May 31, 2008:
Shares sold	192,703	$2,605,758
Shares issued in reinvestment of dividends and distributions	31,695	446,217
Shares reacquired	(93,915)	(1,239,010)

Net increase (decrease) in shares outstanding	130,483	$1,812,965

Year ended November 30, 2007:
Shares sold	206,469	$3,228,504
Shares issued in reinvestment of dividends and distributions	1,667	26,327
Shares reacquired	(50,742)	(795,091)

Net increase (decrease) in shares outstanding	157,394	$2,459,740

Jennison Sector Funds, Inc./Jennison Utility Fund	27

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended May 31, 2008:
Shares sold	3,534,938	$48,078,969
Shares issued in reinvestment of dividends and distributions	1,804,022	25,391,602
Shares reacquired	(1,947,515)	(26,233,208)

Net increase (decrease) in shares outstanding	3,391,445	$47,237,363

Year ended November 30, 2007:
Shares sold	3,815,461	$59,750,240
Shares issued in reinvestment of dividends and distributions	1,728,329	24,515,708
Shares reacquired	(2,755,013)	(42,302,255)

Net increase (decrease) in shares outstanding	2,788,777	$41,963,693

Note 7. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

MAY 31, 2008	SEMIANNUAL REPORT

Jennison Sector Funds, Inc./Jennison Utility Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.84

Income (loss) from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.04)

Total from investment operations	.07

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains	(2.61)

Total dividends and distributions	(2.68)

Net asset value, end of period	$14.23

Total Return(b):	.62%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$4,568
Average net assets (000,000)	$4,407
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(c)	.78	%(d)
Expenses, excluding distribution and service (12b-1) fees	.51	%(d)
Net investment income	1.54	%(d)
Portfolio turnover rate	18	%(e)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Through March 31, 2008, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

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Class A
Year Ended November 30,
2007	2006	2005	2004	2003

$17.31	$14.70	$11.47	$8.55	$7.02

.32	.39	.23	.18	.17
2.77	3.58	3.21	2.91	1.52

3.09	3.97	3.44	3.09	1.69

(.32)	(.39)	(.21)	(.17)	(.16)
(3.24)	(.97)	—	—	—

(3.56)	(1.36)	(.21)	(.17)	(.16)

$16.84	$17.31	$14.70	$11.47	$8.55

22.21%	28.86%	30.20%	36.63%	24.51%

$4,754	$4,138	$3,335	$2,666	$2,150
$4,441	$3,686	$2,997	$2,343	$1,989

.75%	.77%	.80%	.84%	.91%
.50%	.52%	.55%	.59%	.66%
2.02%	2.54%	1.79%	1.83%	2.27%
50%	56%	40%	30%	35%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	31

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended May 31, 2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.80

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.03)

Total from investment operations	.02

Less Dividends and Distributions:
Dividends from net investment income	(.01)
Distributions from net realized gains	(2.61)

Total dividends and distributions	(2.62)

Net asset value, end of period	$14.20

Total Return(b):	.28%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$314
Average net assets (000,000)	$315
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.51	%(c)
Expenses, excluding distribution and service (12b-1) fees	.51	%(c)
Net investment income	.79	%(c)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended November 30,
2007	2006	2005	2004	2003

$17.28	$14.67	$11.45	$8.54	$7.02

.20	.27	.14	.10	.11
2.77	3.59	3.19	2.91	1.52

2.97	3.86	3.33	3.01	1.63

(.21)	(.28)	(.11)	(.10)	(.11)
(3.24)	(.97)	—	—	—

(3.45)	(1.25)	(.11)	(.10)	(.11)

$16.80	$17.28	$14.67	$11.45	$8.54

21.22%	27.95%	29.20%	35.56%	23.50%

$363	$340	$309	$308	$286
$351	$310	$307	$288	$279

1.50%	1.52%	1.55%	1.59%	1.66%
.50%	.52%	.55%	.59%	.66%
1.26%	1.78%	1.05%	1.08%	1.52%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	33

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended May 31, 2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.78

Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.04)

Total from investment operations	.02

Less Dividends and Distributions:
Dividends from net investment income	(.01)
Distributions from net realized gains	(2.61)

Total dividends and distributions	(2.62)

Net asset value, end of period	$14.18

Total Return(b):	.28%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$237
Average net assets (000,000)	$220
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.51	%(c)
Expenses, excluding distribution and service (12b-1) fees	.51	%(c)
Net investment income	.82	%(c)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended November 30,
2007	2006	2005	2004	2003

$17.27	$14.67	$11.45	$8.54	$7.02

.20	.28	.14	.10	.11
2.76	3.57	3.19	2.91	1.52

2.96	3.85	3.33	3.01	1.63

(.21)	(.28)	(.11)	(.10)	(.11)
(3.24)	(.97)	—	—	—

(3.45)	(1.25)	(.11)	(.10)	(.11)

$16.78	$17.27	$14.67	$11.45	$8.54

21.24%	27.88%	29.20%	35.56%	23.50%

$228	$166	$86	$38	$33
$195	$116	$57	$33	$32

1.50%	1.52%	1.55%	1.59%	1.66%
.50%	.52%	.55%	.59%	.66%
1.28%	1.80%	1.07%	1.08%	1.53%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	35

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended May 31, 2008
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$16.83

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.04)

Total from investment operations	.05

Less Dividends and Distributions:
Dividends from net investment income	(.05)
Distributions from net realized gains	(2.61)

Total dividends and distributions	(2.66)

Net asset value, end of period	$14.22

Total Return(c):	.54%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,101
Average net assets (000)	$3,161
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(d)	1.01	%(e)
Expenses, excluding distribution and service (12b-1) fees	.51	%(e)
Net investment income	1.37	%(e)

(a)	Inception date.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Through March 31, 2009, the distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class R
Year Ended November 30, 2007	August 22, 2006(a) through November 30, 2006

$17.38	$16.06

.26	.09
2.73	1.35

2.99	1.44

(.30)	(.12)
(3.24)	—

(3.54)	(.12)

$16.83	$17.38

21.36%	9.00%

$2,655	$7
$1,121	$1

1.00%	1.02	%(e)
.50%	.52	%(e)
1.59%	1.84	%(e)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	37

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended May 31, 2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.85

Income (loss) from investment operations:
Net investment income	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.04)

Total from investment operations	.09

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains	(2.61)

Total dividends and distributions	(2.70)

Net asset value, end of period	$14.24

Total Return(b):	.78%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$197
Average net assets (000,000)	$176
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.51	%(c)
Expenses, excluding distribution and service (12b-1) fees	.51	%(c)
Net investment income	1.83	%(c)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class Z
Year Ended November 30,
2007	2006	2005	2004	2003

$17.32	$14.71	$11.48	$8.56	$7.03

.36	.43	.27	.20	.19
2.77	3.58	3.20	2.92	1.52

3.13	4.01	3.47	3.12	1.71

(.36)	(.43)	(.24)	(.20)	(.18)
(3.24)	(.97)	—	—	—

(3.60)	(1.40)	(.24)	(.20)	(.18)

$16.85	$17.32	$14.71	$11.48	$8.56

22.51%	29.17%	30.50%	36.92%	24.76%

$176	$132	$75	$34	$42
$150	$98	$51	$29	$41

.50%	.52%	.55%	.59%	.66%
.50%	.52%	.55%	.59%	.66%
2.27%	2.80%	2.06%	2.03%	2.53%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	39

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Company has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker •
Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Sector Funds, Inc./Jennison Utility Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Utility Fund
	Share Class	A	B	C	R	Z
	NASDAQ	PRUAX	PRUTX	PCUFX	JDURX	PRUZX
	CUSIP	476294848	476294830	476294822	476294731	476294814

MF105E2    IFS-A151431    Ed. 07/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT. (3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date July 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 24, 2008

*	Print the name and title of each signing officer under his or her signature.